Property, plant and equipment - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 Hotel	Dec. 31, 2022 USD ($) Hotel
Disclosure of detailed information about property, plant and equipment [line items]
Number of open hotels | Hotel	17	16
UK Portfolio [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		14.20%
EMEAA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		$ 10
Percentage of net book value of property, plant and equipment relating to largest owned and leased hotel		9.60%
Right-of-use assets [member] | EMEAA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment Charge		$ 2
Pre-tax discount rate		17.60%
Recoverable amount of asset or cash-generating unit		$ 9
Property, plant and equipment [member] | EMEAA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit		0
UK Portfolio [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment reversal		$ 3